Stock-Based Compensation - Common Stock Option and Restricted Stock Award Activity (Detail) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Available for Grant, Beginning of year	910,000	0	0	0	0
Shares Available For Grant, Authorized	500,000		2,050,000	2,050,000
Shares Available For Grant, Options Granted	(225,000)		(915,000)	(915,000)
Shares Available For Grant, Restricted Awards Granted			(225,000)	(225,000)
Shares Available For Grant, Restricted Awards Vested	0
Shares Available for Grant, End of year	1,185,000	0	910,000	910,000	0
Number of Shares, Beginning of Year	1,140,000	0	0	0	0
Number of Shares, Authorized	0		0	0
Number of Shares, Options Granted	225,000		915,000	915,000
Number of Shares, Restricted Awards Granted			225,000	225,000
Number of Shares, Restricted Awards Vested	(80,000)
Number of Shares, End of Year	1,285,000	0	1,140,000	1,140,000	0
Number of Shares, Total vested and expected to vest shares (options)	1,140,000		868,459	868,459
Weighted Average Exercise Price Per share, Beginning of year		$ 0	$ 0	$ 0	$ 0
Weighted Average Exercise Price Per Share, Authorized	$ 0		$ 0	$ 0
Weighted Average Exercise Price Per Share, Options Granted	$ 4.30		$ 3.21	$ 3.21
Weighted Average Exercise Price Per Share, Restricted Awards Vested	$ 3.21
Weighted Average Exercise Price Per Share, End of year		$ 0			$ 0
Weighted Average Exercise Price Per Share, Total vested and expected to vest shares (options)	$ 3.43		$ 3.21	$ 3.21